UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                  W.T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2004

ITEM 1. REPORTS TO STOCKHOLDERS

                            MAXIM SERIES FUND, INC.
     Financial Statements and Financial Highlights for the Six Months Ended
                 June 30, 2004 and Year Ended December 31, 2003

                  Maxim T. Rowe Price Equity/Income Portfolio


MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004
UNAUDITED

---------------------------------------------------------------------------------------------------------------------------
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ASSETS:
     Investments in securities, market value  (1)                                                 $            666,113,775
     Cash                                                                                                          249,208
     Dividends receivable                                                                                          987,265
     Subscriptions receivable                                                                                    2,332,762
     Receivable for investments sold                                                                             1,235,394
                                                                                                    -----------------------
                                                                                                    -----------------------

     Total assets                                                                                              670,918,404
                                                                                                    -----------------------
                                                                                                    -----------------------

LIABILITIES:
     Due to investment adviser                                                                                     482,805
     Redemptions payable                                                                                         2,014,325
     Payable for investments purchased                                                                           2,357,835
                                                                                                    -----------------------
                                                                                                    -----------------------

     Total liabilities                                                                                           4,854,965
                                                                                                    -----------------------
                                                                                                    -----------------------

NET ASSETS                                                                                        $            666,063,439
                                                                                                    =======================
                                                                                                    =======================

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                                                $              3,795,674
     Additional paid-in capital                                                                                558,828,269
     Net unrealized appreciation on investments and translation of assets and
     liabilities denominated in foreign currencies                                                              94,089,466
     Undistributed net investment income                                                                           181,011
     Accumulated net realized gain on investments                                                                9,169,019
                                                                                                    -----------------------
                                                                                                    -----------------------

NET ASSETS                                                                                        $            666,063,439
                                                                                                    =======================
                                                                                                    =======================

NET ASSET VALUE PER OUTSTANDING SHARE                                                             $                  17.55
                                                                                                    =======================
                                                                                                    =======================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                                                                400,000,000
     Outstanding                                                                                                37,956,739

(1)  Cost of investments in securities:                                                           $            572,024,309

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2004
UNAUDITED
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
      Interest                                                                                     $                238,765
      Dividends                                                                                                   7,372,606
      Foreign withholding tax                                                                                       (67,375)
                                                                                                     -----------------------
                                                                                                     -----------------------

      Total income                                                                                                7,543,996
                                                                                                     -----------------------
                                                                                                     -----------------------

EXPENSES:
      Audit fees                                                                                                      7,458
      Bank and custodial fees                                                                                        11,920
      Investment administration                                                                                      37,185
      Management fees                                                                                             2,748,957
      Other expenses                                                                                                 22,579
                                                                                                     -----------------------
                                                                                                     -----------------------

      Total expenses                                                                                              2,828,099

      Less amount reimbursed by investment adviser                                                                   10,420
                                                                                                     -----------------------
                                                                                                     -----------------------

      Net expenses                                                                                                2,817,679
                                                                                                     -----------------------
                                                                                                     -----------------------

NET INVESTMENT INCOME                                                                                             4,726,317
                                                                                                     -----------------------
                                                                                                     -----------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
      Net realized gain on investments                                                                           12,783,970
      Change in net unrealized appreciation on investments                                                       11,329,246
      Change in net unrealized appreciation on translation of assets and
      liabilities denominated in foreign currencies                                                                (352,573)
                                                                                                     -----------------------
                                                                                                     -----------------------

      Net realized and unrealized gain on investments                                                            23,760,643
                                                                                                     -----------------------
                                                                                                     -----------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                               $             28,486,960
                                                                                                     =======================
                                                                                                     =======================

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2004 AND YEAR ENDED DECEMBER 31, 2003

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                                            2004                  2003
                                                                                      -----------------     -----------------
                                                                                      -----------------     -----------------
                                                                                         UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
      Net investment income                                                         $        4,726,317    $        8,925,917
      Net realized gain (loss) on investments                                               12,783,970            (2,040,707)
      Change in net unrealized appreciation on investments                                  11,329,246           118,046,848
      Change in net unrealized appreciation on translation of assets and
      liabilities denominated in foreign currencies                                           (352,573)              579,699
                                                                                      -----------------     -----------------
                                                                                      -----------------     -----------------

      Net increase in net assets resulting from operations                                  28,486,960           125,511,757
                                                                                      -----------------     -----------------
                                                                                      -----------------     -----------------

DISTRIBUTIONS TO SHAREHOLDERS:
      From net investment income                                                            (4,545,306)           (8,930,953)
      From net realized gains                                                                                       (672,228)
                                                                                      -----------------     -----------------
                                                                                      -----------------     -----------------

      Total distributions                                                                   (4,545,306)           (9,603,181)
                                                                                      -----------------     -----------------
                                                                                      -----------------     -----------------

SHARE TRANSACTIONS:
      Net proceeds from sales of shares                                                    135,789,393           329,709,702
      Reinvestment of distributions                                                          4,545,306             9,603,181
      Redemptions of shares                                                               (186,943,189)         (198,472,674)
                                                                                      -----------------     -----------------
                                                                                      -----------------     -----------------

      Net increase (decrease) in net assets resulting from share transactions              (46,608,490)          140,840,209
                                                                                      -----------------     -----------------
                                                                                      -----------------     -----------------

      Total increase (decrease) in net assets                                              (22,666,836)          256,748,785

NET ASSETS:
      Beginning of period                                                                  688,730,275           431,981,490
                                                                                      -----------------     -----------------
                                                                                      -----------------     -----------------

      End of period (1)                                                             $      666,063,439    $      688,730,275
                                                                                      =================     =================
                                                                                      =================     =================

OTHER INFORMATION:

SHARES:
      Sold                                                                                   7,863,120            22,348,583
      Issued in reinvestment of distributions                                                  261,375               612,599
      Redeemed                                                                             (10,921,589)          (13,799,620)
                                                                                      -----------------     -----------------
                                                                                      -----------------     -----------------

      Net increase (decrease)                                                               (2,797,094)            9,161,562
                                                                                      =================     =================
                                                                                      =================     =================

(1) Including undistributed net investment income                                   $          181,011    $

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                          Six Months Ended     Year Ended December 31,
                                          June 30, 2004    2003         2002 ~       2001 ~       2000 ~       1999 ~
                                          -------------------------   -----------  -----------  -----------   ----------
                                          -------------------------   -----------  -----------  -----------   ----------
                                                 UNAUDITED
Net Asset Value, Beginning of Period    $       16.90  $     13.67         16.10 $      16.64 $      16.55  $     17.80

Income from Investment Operations

Net investment income                            0.12         0.23          0.12         0.23         0.32         0.34
Net realized and unrealized gain (loss)          0.65         3.25         (2.33)        0.02         1.68         0.24
                                          ------------   ----------   -----------  -----------  -----------   ----------
                                          ------------   ----------   -----------  -----------  -----------   ----------

Total Income (Loss) From
    Investment Operations                        0.77         3.48         (2.21)        0.25         2.00         0.58
                                          ------------   ----------   -----------  -----------  -----------   ----------
                                          ------------   ----------   -----------  -----------  -----------   ----------

Less Distributions


From net investment income                      (0.12)       (0.23)        (0.12)       (0.23)       (0.32)       (0.34)
From net realized gains                                      (0.02)        (0.10)       (0.56)       (1.59)       (1.49)
                                          ------------   ----------   -----------  -----------  -----------   ----------
                                          ------------   ----------   -----------  -----------  -----------   ----------

Total Distributions                             (0.12)       (0.25)        (0.22)       (0.79)       (1.91)       (1.83)
                                          ------------   ----------   -----------  -----------  -----------   ----------
                                          ------------   ----------   -----------  -----------  -----------   ----------

Net Asset Value, End of Period          $       17.55  $     16.90         13.67 $      16.10 $      16.64  $     16.55
                                          ============   ==========   ===========  ===========  ===========   ==========
                                          ============   ==========   ===========  ===========  ===========   ==========


Total Return                                    4.57% o     25.64%       (13.06%)       1.66%       12.90%        3.39%

Net Assets, End of Period ($000)        $     666,063  $   688,730       431,981 $    224,623 $    173,562  $   189,500

Ratio of Expenses to Average Net Assets:
    - Before Reimbursement                      0.82% *      0.83%         0.85%        0.88%        0.90%        0.88%
    - After Reimbursement #                     0.82% *      0.83%         0.85%        0.88%        0.90%        0.88%

Ratio of Net Investment Income to
    Average Net Assets:
    - Before Reimbursement                      1.38% *      1.76%         1.73%        1.47%        1.99%        1.84%
    - After Reimbursement #                     1.38% *      1.76%         1.73%        1.47%        1.99%        1.84%

Portfolio Turnover Rate                        11.79% o     20.76%        18.41%       25.20%       37.73%       44.02%


 ~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.

 # Percentages are shown net of expenses reimbursed by Maxim Capital Management, LLC.

 o Based on operations for the period shown and, accordingly, are not representative of a full year.

 *  Annualized


See notes to financial statements.

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2004
--------------------------------------------------------------------------------
UNAUDITED

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
        Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-four portfolios. Interests in the Maxim T. Rowe Price Equity/Income Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek substantial dividend income and also long-term capital appreciation. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

        The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

        Security Valuation

        Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Equity securities are valued at the last sale price as of the close of business of the exchange or valuation time. The Portfolio utilizes the "NASDAQ Official Closing Price" for securities principally traded on the NASDAQ National Market System. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

        Dividends

        Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

        Security Transactions

        Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

        Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

        Federal Income Taxes

        For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

        Classification of Distributions to Shareholders

        The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

        The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.80% of the average daily net assets of the Portfolio. However, the investment adviser shall pay any expenses which exceed an annual rate, including management fees, of 0.95% of the average daily net assets of the Portfolio. Expenses incurred by the Fund, which are not fund specific, are allocated based on relative net assets or other appropriate allocation methods.

        Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

        As of June 30, 2004, there were 35 funds for which the Directors served as Directors, thirty-four of which were Portfolios of the Fund. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $71,250 for the period from January 1, 2004 through June 30, 2004. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3. PURCHASES & SALES OF INVESTMENT SECURITIES

        For the six months ended June 30, 2004, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $77,920,963 and $127,646,509, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4. UNREALIZED APPRECIATION (DEPRECIATION)

        At June 30, 2004, the U.S. Federal income tax cost basis was $574,499,529. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $102,530,435 and gross depreciation of securities in which there was an excess of tax cost over value of $10,916,189, resulting in net appreciation of $91,614,246.

5. DISTRIBUTIONS TO SHAREHOLDERS

        Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on corporate reorganizations, and capital loss carryforwards. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

        The Portfolio's tax capital gains and losses are determined only at the end of each fiscal year. At December 31, 2003 the Portfolio had available for federal income tax purposes unused capital loss carryforwards of $843,714 expiring in the year 2011.

6. REVERSE STOCK SPLIT

       During 2002, the Fund's Board of Directors approved a 1 for 10 reverse stock split effective November 7, 2002, which caused the net asset value per share to increase by a factor of 10 as a result of a corresponding decrease in shares outstanding. Accordingly, all prior year share information in the Financial Highlights has been restated to reflect the reverse stock split. The reverse stock split had no impact on total return, net assets, ratios, or portfolio turnover rates presented in the Financial Highlights.

Maxim T.Rowe Price Equity/Income Portfolio

BONDS

COMMUNICATIONS - EQUIPMENT --- 0.25
  1,490,000 Lucent Technologies Inc                                    1,672,525
            Convertible
            8.000% August 1, 2031
                                                                      $1,672,525

TOTAL BONDS --- 0.25                                                 $1,672,525
(Cost $1,140,541)

COMMON STOCK

AEROSPACE & DEFENSE --- 4.66
    314,100 Honeywell International Inc                               11,505,483
    131,300 Lockheed Martin Corp                                       6,838,104
    184,100 Raytheon Co                                                6,585,257
    183,100 Rockwell Collins                                           6,100,892
                                                                     $31,029,736

AUTOMOBILES --- 0.32
    136,000 Ford Motor Co                                              2,128,400
                                                                      $2,128,400

BANKS --- 5.73
    184,110 Bank One Corp                                              9,389,610
    135,288 Bank of America Corp                                      11,448,071
     75,700 Mercantile Bankshares Corp                                 3,544,274
    100,900 National City Corp                                         3,532,509
     86,700 SunTrust Banks Inc                                         5,634,633
     56,300 Wells Fargo & Co                                           3,222,049
     38,200 Wilmington Trust Corp                                      1,421,804
                                                                     $38,192,950

BIOTECHNOLOGY --- 0.58
    164,600 MedImmune Inc*                                             3,851,640
                                                                      $3,851,640

BROADCAST/MEDIA --- 1.11
    264,162 Comcast Corp*                                              7,404,461
                                                                      $7,404,461

BUILDING MATERIALS --- 0.15
     21,600 Vulcan Materials Co                                        1,027,080
                                                                      $1,027,080

CHEMICALS --- 3.25
    151,600 Dow Chemical Co                                            6,170,120
    129,800 EI du Pont de Nemours & Co                                 5,765,716
    127,200 Great Lakes Chemical Corp                                  3,442,032
    216,000 Hercules Inc*                                              2,633,040
     97,400 International Flavors & Fragrances Inc                     3,642,760
                                                                     $21,653,668

COMMUNICATIONS - EQUIPMENT --- 1.26
    540,700 Lucent Technologies Inc*                                   2,043,846
    346,500 Motorola Inc                                               6,323,625
                                                                      $8,367,471

COMPUTER HARDWARE & SYSTEMS --- 0.95
    299,806 Hewlett-Packard Co                                         6,325,907
                                                                      $6,325,907

COMPUTER SOFTWARE & SERVICES --- 1.10
    255,600 Microsoft Corp                                             7,299,936
                                                                      $7,299,936

CONGLOMERATES --- 2.05
    422,100 General Electric Co                                       13,676,040
                                                                     $13,676,040

DISTRIBUTORS --- 1.25
    147,150 Genuine Parts Co                                           5,838,912
     43,400 WW Grainger Inc                                            2,495,500
                                                                      $8,334,412

ELECTRIC COMPANIES --- 1.55
    107,910 FirstEnergy Corp                                           4,036,913
     48,100 TECO Energy Inc                                              576,719
    140,900 TXU Corp                                                   5,707,859
                                                                     $10,321,491

ELECTRONIC INSTRUMENT & EQUIP --- 2.52
    129,611 Cooper Industries Inc                                      7,700,190
     51,800 Emerson Electric Co                                        3,291,890
     17,100 Hubbell Inc Class B                                          800,748
    133,400 Rockwell Automation Inc                                    5,003,834
                                                                     $16,796,662

ELECTRONICS - SEMICONDUCTOR --- 0.42
    127,428 Agere Systems Inc*                                           293,084
    104,800 Texas Instruments Inc                                      2,534,064
                                                                      $2,827,148

FINANCIAL SERVICES --- 3.86
     94,633 Citigroup Inc                                              4,400,435
     69,400 Fannie Mae (nonvtg)                                        4,952,384
     43,400 Federated Investors Inc Class B                            1,316,756
    154,480 JP Morgan Chase & Co                                       5,989,190
     60,200 Janus Capital Group Inc                                      992,698
    173,100 Mellon Financial Corp                                      5,077,023
     70,900 Northern Trust Corp                                        2,997,652
                                                                     $25,726,138

FOOD & BEVERAGES --- 2.64
    215,100 Campbell Soup Co                                           5,781,888
     81,000 ConAgra Foods Inc                                          2,193,480
    104,800 General Mills Inc                                          4,981,144
     68,000 Unilever NV                                                4,641,276
                                                                     $17,597,788

FOREIGN BANKS --- 0.09
     43,000 Bank of Ireland*                                             572,336
                                                                        $572,336

GOLD, METALS & MINING --- 1.20
     86,500 Alcoa Inc                                                  2,857,095
     66,500 Nucor Corp                                                 5,104,540
                                                                      $7,961,635

HEALTH CARE RELATED --- 0.89
     86,400 CIGNA Corp                                                 5,945,184
                                                                      $5,945,184

HOTELS/MOTELS --- 1.54
    239,000 Hilton Hotels Corp                                         4,459,740
    129,552 Starwood Hotels & Resorts Worldwide Inc                    5,810,407
                                                                     $10,270,147

HOUSEHOLD GOODS --- 3.97%
     62,700 Clorox Co                                                  3,372,006
     65,000 Colgate-Palmolive Co                                       3,799,250
     77,700 Fortune Brands Inc                                         5,860,911
     95,200 Kimberly-Clark Corp                                        6,271,776
    303,100 Newell Rubbermaid Inc                                      7,122,850
                                                                     $26,426,793

INSURANCE RELATED --- 5.89%
     69,300 Chubb Corp                                                 4,724,874
    118,327 Lincoln National Corp                                      5,590,951
    205,600 Marsh & McLennan Cos Inc                                   9,330,128
    147,400 SAFECO Corp                                                6,485,600
    170,595 St Paul Travelers Cos Inc                                  6,915,921
    282,400 UnumProvident Corp                                         4,490,160
     69,000 UnumProvident Corp ^*                                      1,683,973
                                                                     $39,221,607

INVESTMENT BANK/BROKERAGE FIRM --- 1.30%
    184,600 Charles Schwab Corp                                        1,774,006
    130,400 Morgan Stanley                                             6,881,208
                                                                      $8,655,214

LEISURE & ENTERTAINMENT --- 4.70%
     87,400 Hasbro Inc                                                 1,660,600
    297,500 Mattel Inc                                                 5,429,375
    476,800 Time Warner Inc*                                           8,382,144
    227,200 Viacom Inc Class B                                         8,115,584
    302,400 Walt Disney Co                                             7,708,176
                                                                     $31,295,879

MANUFACTURING --- 0.86%
    219,700 Pall Corp                                                  5,753,943
                                                                      $5,753,943

MEDICAL PRODUCTS --- 1.01%
    195,000 Baxter International Inc                                   6,729,450
                                                                      $6,729,450

OIL & GAS --- 10.12%
    141,100 Amerada Hess Corp                                         11,175,093
     86,600 Anadarko Petroleum Corp                                    5,074,760
    129,622 BP Amoco PLC sponsored ADR                                 6,943,851
     42,500 Baker Hughes Inc                                           1,600,125
    129,822 ChevronTexaco Corp                                        12,217,548
    292,296 Exxon Mobil Corp                                          12,980,865
     42,950 Marathon Oil Corp                                          1,625,228
    184,100 Royal Dutch Petroleum Co NY Shrs                           9,512,447
     60,500 Schlumberger Ltd                                           3,842,355
     64,800 Unocal Corp                                                2,462,400
                                                                     $67,434,672

PAPER & FOREST PRODUCTS --- 1.75%
    173,183 International Paper Co                                     7,741,280
    132,800 MeadWestvaco Corp                                          3,902,992
                                                                     $11,644,272

PERSONAL LOANS --- 1.11%
    143,900 American Express Co                                        7,393,582
                                                                      $7,393,582

PHARMACEUTICALS --- 7.11%
    111,000 Abbott Laboratories                                        4,524,360
    389,700 Bristol-Myers Squibb Co                                    9,547,650
    162,300 Johnson & Johnson                                          9,040,110
    238,300 Merck & Co Inc                                            11,319,250
    270,600 Schering-Plough Corp                                       5,000,688
    218,600 Wyeth                                                      7,904,576
                                                                     $47,336,634

PHOTOGRAPHY/IMAGING --- 0.92%
    228,300 Eastman Kodak Co                                           6,159,534
                                                                      $6,159,534

POLLUTION CONTROL --- 0.91%
    197,430 Waste Management Inc                                       6,051,230
                                                                      $6,051,230

PRINTING & PUBLISHING --- 2.96%
    140,600 Dow Jones & Co Inc                                         6,341,060
     71,300 Knight-Ridder Inc                                          5,133,600
    184,100 New York Times Co Class A                                  8,231,111
                                                                     $19,705,771

RAILROADS --- 2.12%
    191,800 Norfolk Southern Corp                                      5,086,536
    151,650 Union Pacific Corp                                         9,015,593
                                                                     $14,102,129

REAL ESTATE --- 0.56%
     72,296 Simon Property Group Inc REIT                              3,717,460
                                                                      $3,717,460

RESTAURANTS --- 0.93%
    237,400 McDonald's Corp                                            6,172,400
                                                                      $6,172,400

RETAIL --- 1.80
    173,000 Home Depot Inc                                             6,089,600
    118,200 May Department Stores Co                                   3,249,318
    161,700 Toys R Us Inc*                                             2,583,966
     12,200 Winn-Dixie Stores Inc                                         88,143
                                                                     $12,011,027

SPECIALIZED SERVICES --- 0.42%
     52,400 Dun & Bradstreet Corp*                                     2,824,884
                                                                      $2,824,884

TELEPHONE & TELECOMMUNICATIONS --- 5.78%
    125,500 ALLTEL Corp                                                6,352,810
    160,750 AT&T Corp                                                  2,351,773
    215,400 Nokia OYJ sponsored ADR                                    3,131,916
  1,387,600 Qwest Communications International Inc*                    4,981,484
    249,013 SBC Communications Inc                                     6,038,565
    352,900 Sprint Corp                                                6,211,040
    260,086 Verizon Communications                                     9,412,512
                                                                     $38,480,100

TOBACCO --- 1.18%
     75,750 Altria Group Inc                                           3,791,288
    112,400 UST Inc                                                    4,046,400
                                                                      $7,837,688

UTILITIES --- 2.64%
    126,700 Constellation Energy Group                                 4,801,930
    302,900 Duke Energy Corp                                           6,145,841
    217,400 El Paso Corp                                               1,713,112
    238,600 NiSource Inc                                               4,919,930
                                                                     $17,580,813

TOTAL COMMON STOCK --- 95.16%                                       $633,845,312
(Cost $540,348,768)

PREFERRED STOCK

AUTOMOBILES --- 0.10%
     12,500 Ford Motor Co Capital Trust II                               685,938
                                                                        $685,938

TOTAL PREFERRED STOCK --- 0.10%                                         $685,938
(Cost $625,000)

SHORT-TERM INVESTMENTS

29,910,000 Fannie Mae                                                29,910,000
                  1.217%, July 1, 2004

TOTAL SHORT-TERM INVESTMENTS --- 4.49%                               $29,910,000
(Cost $29,910,000)

TOTAL MAXIM T.ROWE PRICE EQUITY/INCOME PORTFOLIO --- 100%           $666,113,775
(Cost $572,024,309)

Legend
* Non-income Producing Security ^ Illiquid Security ADR - American Depository Receipt REIT - Real Estate Investment Trust See Notes to Financial Statements.

ITEM 2. CODE OF ETHICS

Not Required in Filing.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not Required in Filing.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Required in Filing.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6.  SCHEDULE OF INVESTMENTS

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.


ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedure by which shareholders may recommend nominees to the registrant's board of directors.


ITEM 10.  CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS

(a) (1) Not Required in Filing.

     (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:      /s/ W. T. McCallum
         ------------------------
         W. T. McCallum President

Date:    August 27, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ W. T. McCallum
         ------------------------
         W. T. McCallum President

Date:    August 27, 2004


By:      /s/ G. R. McDonald
         ------------------------
         G. R. McDonald Treasurer

Date:    August 27, 2004